Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Provision For Income Taxes/(Benefit)

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current taxes:
Federal	$(29,396)	$7,927	$43,962
State	(334)	5,818	9,672
Foreign	(1,734)	1,255	1,329
	(31,464)	15,000	54,963
Deferred taxes:
Federal	114,842	39,127	(9,396)
State	1,728	6,261	3,056
Foreign	1,559	674	608
	118,129	46,062	(5,732)
Provision for income taxes	$86,665	$61,062	$49,231

Reconciliation Of The Statutory Federal Income Tax With The Company's Effective Tax Rate

Reconciliation of the statutory federal income tax rate with our company’s effective income tax rate is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Statutory rate	$94,338	$49,904	$49,548
State income taxes, net of federal income tax	6,721	7,688	7,908
Investment in subsidiary	—	—	(4,800)
Change in uncertain tax position	1,544	41	(3,903)
Non-deductible litigation expense	—	7,700	—
Foreign tax rate difference	(412)	(1,810)	(106)
Excess tax benefit from stock-based compensation	(57,431)	—	—
Revaluation of deferred tax assets	42,443	—	—
Other, net	(538)	(2,461)	584
	$86,665	$61,062	$49,231

Deferred Tax Assets And Liabilities

Tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities (in thousands):

	December 31,
	2017	2016
Deferred tax assets:
Deferred compensation	$71,687	$181,575
Accrued expenses	33,957	35,443
Net operating loss carryforwards	31,986	40,266
Receivable reserves	22,679	22,870
Depreciation	4,012	12,550
Total deferred tax assets	164,321	292,704
Valuation allowance	(4,285)	(8,768)
	160,036	283,936
Deferred tax liabilities:
Goodwill and other intangibles	(38,982)	(49,481)
Unrealized gain on investments	(11,081)	(1,459)
Prepaid expenses	(2,834)	(4,557)
Other	(1,987)	(2,986)
	(54,884)	(58,483)
Net deferred tax asset	$105,152	$225,453

Unrecognized Tax Benefits

The following table summarizes the activity related to our company’s unrecognized tax benefits from January 1, 2015 to December 31, 2017 (in thousands):

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$1,800	$2,717	$5,510
Increase related to prior year tax positions	3,036	5	1,206
Decrease related to prior year tax positions	(287)	(31)	(33)
Increase related to current year tax positions	—	—	—
Decrease related to settlements with taxing authorities	(171)	(42)	(4,815)
Decrease related to lapsing of statute of limitations	(1,198)	—	—
Increase/(decrease) related to business acquisitions	—	(849)	849
Ending balance	$3,180	$1,800	$2,717